Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Estimated Useful Life of Right of Use Assets

Our consolidated estimated useful lives of ROU assets as at December 31, 2024 are as follows:

Sites	1 – 30 years
International leased circuits(1)	1 – 19 years
Poles	1 – 12 years
Domestic leased circuits(2)	2 – 10 years
Office buildings	1 – 25 years
Co-located sites(3)	2 – 11 years

(1)
As at December 31, 2023, the estimated useful life ranges from 2-20 years.
(2)
As at December 31, 2023, the estimated useful life ranges from 1-10 years.
(3)
As at December 31, 2023, the estimated useful life ranges from 3-11 years.

Schedule of Changes in Right of Use Assets

Our consolidated roll forward analysis of ROU assets as at December 31, 2024 and 2023 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Total
	(in million pesos)
December 31, 2024
Costs:
Balances at beginning of the year	38,461	4,305	3,364	2,001	1,144	53	49,328
Additions (Note 28)	8,683	1,546	4,273	763	334	8	15,607
Asset retirement obligation	571	—	—	—	5	—	576
Modifications	(1,180)	266	173	135	27	—	(579)
Terminations	(2,350)	(1,062)	(2,474)	(262)	(209)	—	(6,357)
Reclassification to ROU assets classified as held-for-sale	(138)	—	—	—	—	—	(138)
Balances at end of the year	44,047	5,055	5,336	2,637	1,301	61	58,437

Accumulated depreciation and amortization:
Balances at beginning of the year	(7,599)	(3,298)	(3,156)	(1,632)	(887)	(39)	(16,611)
Modifications	108	(12)	(3)	(75)	(20)	—	(2)
Terminations	361	1,028	2,474	262	192	—	4,317
Depreciation (Note 3)	(4,763)	(828)	(1,054)	(365)	(295)	(10)	(7,315)
Reclassification to ROU assets classified as held-for-sale	285	—	—	—	—	—	285
Balances at end of the year	(11,608)	(3,110)	(1,739)	(1,810)	(1,010)	(49)	(19,326)
Net book value as at December 31, 2024	32,439	1,945	3,597	827	291	12	39,111

December 31, 2023
Costs:
Balances at beginning of the year	29,535	4,259	4,179	2,436	1,420	15	41,844
Additions (Note 28)	14,942	341	66	99	255	56	15,759
Asset retirement obligation	93	—	—	—	(26)	—	67
Modifications	(35)	(46)	(851)	(326)	(149)	(18)	(1,425)
Terminations	(3,566)	(249)	(30)	(208)	(356)	—	(4,409)
Reclassification to ROU assets classified as held-for-sale	(2,508)	—	—	—	—	—	(2,508)
Balances at end of the year	38,461	4,305	3,364	2,001	1,144	53	49,328

Accumulated depreciation and amortization:
Balances at beginning of the year	(5,415)	(2,696)	(2,504)	(1,370)	(987)	(9)	(12,981)
Modifications	23	—	278	147	236	6	690
Charge from asset retirement obligation	16	—	—	—	17	—	33
Terminations	1,163	220	10	208	198	—	1,799
Depreciation from continuing operations (Notes 2 and 3)	(4,151)	(822)	(940)	(617)	(332)	(36)	(6,898)
Depreciation from discontinued operations (Notes 2 and 3)	—	—	—	—	(19)	—	(19)
Reclassification to ROU assets classified as held-for-sale	765	—	—	—	—	—	765
Balances at end of the year	(7,599)	(3,298)	(3,156)	(1,632)	(887)	(39)	(16,611)
Net book value as at December 31, 2023	30,862	1,007	208	369	257	14	32,717

Summary of Amounts Recognized in Consolidated Income Statements

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
	(in million pesos)
Depreciation expense of ROU assets from continuing operations	7,315	6,898	5,661
Depreciation expense of ROU assets from discontinued operations	—	19	55
Interest expense on lease liabilities from continuing operations	3,935	3,266	2,057
Interest expense on lease liabilities discontinued operations	—	2	7
Variable lease payments (included in general and administrative expenses) from continuing operations	829	656	589
Variable lease payments (included in general and administrative expenses) from discontinued operations	—	(2)	—
Expenses relating to short-term leases (included in general and administrative expenses)	569	714	1,440
Expenses relating to leases of low-value assets (included in general and administrative expenses)	—	2	2
Total amount recognized in consolidated income statements	12,648	11,555	9,811

Schedule of Changes in Lease Liabilities

Our consolidated roll forward analysis of lease liabilities as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Balances at beginning of the year	47,546	42,435
Additions (Note 28)	15,607	15,759
Accretion on lease liabilities from continuing operations (Note 5)	3,935	3,266
Accretion on lease liabilities from discontinued operations	—	2
Reclassification to lease liabilities classified as held-for-sale	(87)	(1,503)
Foreign exchange gains – net	100	1
Lease modifications	(121)	(933)
Termination	(863)	(774)
Settlement of obligations	(12,079)	(10,707)
Balances at end of the year (Notes 3 and 28)	54,038	47,546
Less current portion of lease liabilities (Note 27)	7,335	5,921
Noncurrent portion of lease liabilities (Note 27)	46,703	41,625